Segments (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment information
REVENUES	$ 3,849,121	$ 4,596,452	$ 5,115,975	$ 4,259,072	$ 3,267,961	$ 2,909,999	$ 2,239,732	$ 1,953,080	$ 17,820,620	$ 10,370,772	$ 7,477,522
Depreciation and amortization									211,973	208,398	179,613
Operating Income									76,729	163,832	228,535
Additions to property, plant and equipment and intangible assets									670,212	165,518	346,750
Long-lived assets, net	3,742,978				3,460,596				3,742,978	3,460,596
Total assets	5,902,493				6,151,122				5,902,493	6,151,122
Operating segment | Crude oil logistics
Segment information
REVENUES									3,136,635	2,260,075	1,666,884
Depreciation and amortization									74,165	80,387	54,144
Operating Income									(7,379)	122,904	(17,475)
Additions to property, plant and equipment and intangible assets									28,039	36,762	168,053
Long-lived assets, net	1,584,636				1,638,558				1,584,636	1,638,558
Total assets	2,237,612				2,285,813				2,237,612	2,285,813
Operating segment | Crude oil logistics | Crude oil sales
Segment information
REVENUES									3,011,355	2,151,203	1,603,667
Operating segment | Crude oil logistics | Crude oil transportation and other
Segment information
REVENUES									148,738	122,786	70,027
Operating segment | Crude oil logistics | Non-Topic 606 Revenues
Segment information
REVENUES									12,598	0	0
Operating segment | Water solutions
Segment information
REVENUES									301,686	229,139	159,601
Depreciation and amortization									108,162	98,623	101,758
Operating Income									210,525	(24,231)	44,587
Additions to property, plant and equipment and intangible assets									567,637	102,261	109,008
Long-lived assets, net	1,600,836				1,256,143				1,600,836	1,256,143
Total assets	1,668,292				1,323,171				1,668,292	1,323,171
Operating segment | Water solutions | Non-Topic 606 Revenues
Segment information
REVENUES									42	0	0
Operating segment | Water solutions | Service fees
Segment information
REVENUES									217,545	149,114	110,049
Operating segment | Water solutions | Recovered hydrocarbons
Segment information
REVENUES									72,678	58,948	31,103
Operating segment | Water solutions | Freshwater Revenues
Segment information
REVENUES									2,404	0	0
Operating segment | Water solutions | Other revenues
Segment information
REVENUES									9,017	21,077	18,449
Operating segment | Liquids
Segment information
REVENUES									2,415,041	2,215,985	1,537,172
Depreciation and amortization									25,997	24,937	19,163
Operating Income									(2,910)	(93,113)	43,252
Additions to property, plant and equipment and intangible assets									72,717	25,023	66,864
Long-lived assets, net	498,767				501,302				498,767	501,302
Total assets	721,008				717,690				721,008	717,690
Operating segment | Liquids | Non-Topic 606 Revenues
Segment information
REVENUES									21,608	0	0
Operating segment | Liquids | Other revenues
Segment information
REVENUES									26,655	22,548	32,648
Operating segment | Liquids | Propane sales
Segment information
REVENUES									1,169,117	1,203,486	807,172
Operating segment | Liquids | Butane sales
Segment information
REVENUES									628,063	562,066	391,265
Operating segment | Liquids | Other product sales
Segment information
REVENUES									592,889	432,570	308,031
Operating segment | Refined products and renewables
Segment information
REVENUES									11,965,896	5,664,399	4,113,021
Depreciation and amortization									631	672	936
Operating Income									(37,801)	237,746	245,156
Long-lived assets, net	32,170				33,077				32,170	33,077
Total assets	579,254				525,757				579,254	525,757
Operating segment | Refined products and renewables | Non-Topic 606 Revenues
Segment information
REVENUES									8,950,723	0	0
Operating segment | Refined products and renewables | Service fees
Segment information
REVENUES									0	(87)	0
Operating segment | Refined products and renewables | Refined products sales
Segment information
REVENUES									3,015,173	5,291,085	3,666,258
Operating segment | Refined products and renewables | Renewables sales
Segment information
REVENUES									0	373,669	447,232
Operating segment | Assets held for sale
Segment information
Total assets	619,308				1,196,480				619,308	1,196,480
Operating segment | Corporate, Non-Segment [Member]
Segment information
REVENUES									1,362	1,174	844
Operating segment | Corporate, Non-Segment [Member] | Non-Topic 606 Revenues
Segment information
REVENUES									1,362	1,174	844
Corporate, Non-Segment [Member]
Segment information
Depreciation and amortization									3,018	3,779	3,612
Operating Income									(85,706)	(79,474)	(86,985)
Additions to property, plant and equipment and intangible assets									1,819	1,472	2,825
Long-lived assets, net	26,569				31,516				26,569	31,516
Total assets	77,019				102,211				77,019	102,211
Elimination of intersegment sales | Crude oil logistics
Segment information
REVENUES									(36,056)	(13,914)	(6,810)
Elimination of intersegment sales | Liquids
Segment information
REVENUES									(23,291)	(4,685)	(1,944)
Elimination of intersegment sales | Refined products and renewables
Segment information
REVENUES									0	(268)	$ (469)
Non-US | Liquids
Segment information
Long-lived assets, net	500				600				500	600
Total assets	$ 12,000				$ 27,500				$ 12,000	$ 27,500